Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis

The Company’s assets and liabilities measured at fair value on a recurring and nonrecurring basis as of October 1, 2016 and January 2, 2016, aggregated by the level in the fair value hierarchy within which those measurements fall, were as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Money market funds	$54,464	$—	$—	$54,464

Balance at October 1, 2016	$54,464	$—	$—	$54,464

Recurring fair value measurements:
Money market funds	$113,700	$—	$—	$113,700

Balance at January 2, 2016	$113,700	$—	$—	$113,700

Nonrecurring fair value measurements:
Contingent consideration payable for business acquisitions	$—	$—	$6,375	$6,375

Balance at October 1, 2016	$—	$—	$6,375	$6,375

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$2,600	$2,600

Balance at January 2, 2016	$—	$—	$2,600	$2,600

The Company’s assets and liabilities measured at fair value on a recurring and nonrecurring basis as of January 2, 2016 and December 27, 2014, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Money market funds	$113,700	$—	$—	$113,700

Balance at January 2, 2016	$113,700	$—	$—	$113,700

Recurring fair value measurements:
Money market funds	$231,600	$—	$—	$231,600

Balance at December 27, 2014	$231,600	$—	$—	$231,600

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$2,600	$2,600

Balance at January 2, 2016	$—	$—	$2,600	$2,600

Nonrecurring fair value measurements:
Assets held for sale	$—	$—	$4,800	$4,800

Balance at December 27, 2014	$—	$—	$4,800	$4,800